Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	$ 101
Depreciation expense	35	$ 100	$ 112
Ending balance of property, plant and equipment	65	101
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	3,119	4,712
Additions	9	4
Disposals / Retirements	(895)	(2,203)
Reclassifications	0
Impact of foreign exchange rate changes	(91)	606
Ending balance of property, plant and equipment	2,142	3,119	4,712
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(3,018)	(4,508)
Disposals / Retirements	889	2,178
Depreciation expense	35	100
Impact of foreign exchange rate changes	87	(588)
Ending balance of property, plant and equipment	(2,077)	(3,018)	(4,508)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	58
Ending balance of property, plant and equipment	44	58
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	2,268	3,919
Additions	1	2
Disposals / Retirements	(758)	(2,160)
Reclassifications	11
Impact of foreign exchange rate changes	(64)	507
Ending balance of property, plant and equipment	1,458	2,268	3,919
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(2,210)	(3,799)
Disposals / Retirements	752	2,135
Depreciation expense	19	50
Impact of foreign exchange rate changes	63	(496)
Ending balance of property, plant and equipment	(1,414)	(2,210)	(3,799)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	15
Ending balance of property, plant and equipment	2	15
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	19	19
Additions	0	0
Disposals / Retirements	0	0
Reclassifications	(11)
Impact of foreign exchange rate changes	(1)	0
Ending balance of property, plant and equipment	7	19	19
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(4)	(2)
Disposals / Retirements	0	0
Depreciation expense	1	2
Impact of foreign exchange rate changes	0	0
Ending balance of property, plant and equipment	(5)	(4)	(2)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	21
Ending balance of property, plant and equipment	13	21
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	790	737
Additions	8	2
Disposals / Retirements	(137)	(43)
Reclassifications	0
Impact of foreign exchange rate changes	(24)	94
Ending balance of property, plant and equipment	637	790	737
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(769)	(692)
Disposals / Retirements	137	43
Depreciation expense	14	30
Impact of foreign exchange rate changes	22	(90)
Ending balance of property, plant and equipment	(624)	(769)	(692)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	7
Ending balance of property, plant and equipment	6	7
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	42	37
Additions	0	0
Disposals / Retirements	0	0
Reclassifications	0
Impact of foreign exchange rate changes	(2)	5
Ending balance of property, plant and equipment	40	42	37
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(35)	(15)
Disposals / Retirements	0	0
Depreciation expense	1	18
Impact of foreign exchange rate changes	2	(2)
Ending balance of property, plant and equipment	$ (34)	$ (35)	$ (15)